Schedule of Investments (unaudited) September 30, 2019	BlackRock Large Cap Focus Growth Fund (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.0%
Master Large Cap Focus Growth Portfolio	$963,281,459

Total Investments — 100.0% (Cost: $763,873,830)	963,281,459

Liabilities in Excess of Other Assets — 0.0%	(450,051)

Net Assets — 100.0%	$962,831,408

BlackRock Large Cap Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Focus Growth Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $963,281,459 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) September 30, 2019	Master Large Cap Focus Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.5%

Aerospace & Defense — 3.1%
Boeing Co.	78,867	$30,006,527

Automobiles — 2.2%
Ferrari NV	135,970	20,951,617

Beverages — 2.5%
Constellation Brands, Inc., Class A	114,917	23,819,996

Capital Markets — 5.6%
CME Group, Inc.	120,226	25,408,563
S&P Global, Inc.	116,981	28,658,005

		54,066,568

Chemicals — 2.6%
International Flavors & Fragrances, Inc.	78,741	9,660,733
Sherwin-Williams Co.	27,269	14,994,405

		24,655,138

Commercial Services & Supplies — 2.1%
Copart, Inc.(a)	247,026	19,843,599

Containers & Packaging — 1.5%
Ball Corp.	202,138	14,717,668

Entertainment — 2.3%
Netflix, Inc.(a)	84,208	22,535,745

Equity Real Estate Investment Trusts (REITs) — 2.2%
SBA Communications Corp.	89,154	21,499,487

Health Care Equipment & Supplies — 6.1%
Align Technology, Inc.(a)	95,417	17,262,844
Boston Scientific Corp.(a)	473,994	19,286,816
Intuitive Surgical, Inc.(a)	40,973	22,122,552

		58,672,212

Interactive Media & Services — 9.4%
Alphabet, Inc., Class A(a)	22,765	27,799,252
Facebook, Inc., Class A(a)	119,507	21,281,807
IAC/InterActiveCorp(a)	126,303	27,530,265
Tencent Holdings Ltd.	344,128	14,394,159

		91,005,483

Internet & Direct Marketing Retail — 13.9%
Alibaba Group Holding Ltd. — ADR(a)	140,171	23,440,796
Amazon.com, Inc.(a)	54,553	94,699,098
MercadoLibre, Inc.(a)	29,203	16,097,570

		134,237,464

IT Services — 10.3%
Adyen NV(a)(b)	16,416	10,795,600
Mastercard, Inc., Class A	159,665	43,360,224
Visa, Inc., Class A	261,862	45,042,883

		99,198,707

Leisure Products — 0.9%
Peloton Interactive, Inc., (Acquired 08/29/18, cost $3,834,263)(a)(c)	265,527	6,338,926
Peloton Interactive, Inc., Class A(a)(d)	83,352	2,092,135

		8,431,061

Security	Shares	Value

Life Sciences Tools & Services — 1.0%
Illumina, Inc.(a)	30,724	$9,346,855

Pharmaceuticals — 1.5%
Zoetis, Inc.	113,336	14,120,532

Professional Services — 4.5%
CoStar Group, Inc.(a)	45,464	26,969,245
TransUnion	203,736	16,525,027

		43,494,272

Road & Rail — 1.4%
Union Pacific Corp.	82,986	13,442,072

Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV, Registered Shares	92,342	22,939,600

Software — 21.0%
Adobe, Inc.(a)	74,571	20,600,239
Autodesk, Inc.(a)	124,557	18,397,069
Coupa Software, Inc.(a)	106,171	13,756,576
Fair Isaac Corp.(a)(d)	50,785	15,414,263
Intuit, Inc.	89,029	23,676,372
Microsoft Corp.	425,131	59,105,963
salesforce.com, Inc.(a)	193,995	28,796,618
ServiceNow, Inc.(a)	89,452	22,707,390

		202,454,490

Total Common Stocks — 96.5% (Cost: $694,499,665)		929,439,093

Preferred Stocks — 1.2%

Internet & Direct Marketing Retail — 0.7%
Postmates, Inc., Series F (Acquired 01/08/19, cost $5,910,000)(a)(c)(e)	740,685	6,784,675

Software — 0.5%
C3 AI, Inc., Series H (Acquired 08/14/19, cost $4,896,062)(a)(c)(e)	971,730	4,896,062

Total Preferred Stocks — 1.2% (Cost: $10,806,062)		11,680,737

Total Long-Term Investments — 97.7% (Cost: $705,305,727)		941,119,830

Short-Term Securities — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(f)(h)	34,442,450	34,442,450

SL Liquidity Series, LLC, Money Market Series, 2.13%(f)(g)(h)	8,759,189	8,760,941

Total Short-Term Securities — 4.5% (Cost: $43,203,391)		43,203,391

Total Investments — 102.2% (Cost: $748,509,118)		984,323,221

Liabilities in Excess of Other Assets — (2.2)%		(21,024,148)

Net Assets — 100.0%		$963,299,073

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $18,019,663, representing 1.9% of its net assets as of period end, and an original cost of $14,640,325.

(d)	Security, or a portion of the security, is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) September 30, 2019	Master Large Cap Focus Growth Portfolio

(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/2019	Net Activity	Shares Held at 09/30/2019	Value at 09/30/2019	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	12,342,107	22,100,343	34,442,450	$34,442,450	$95,667		$—	$—
SL Liquidity Series, LLC, Money Market Series	13,570,447	(4,811,258)	8,759,189	8,760,941	5,679	(b)	2,039	(1)

				$43,203,391	$101,346		$2,039	$(1)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$30,006,527	$—	$—	$30,006,527
Automobiles	20,951,617	—	—	20,951,617
Beverages	23,819,996	—	—	23,819,996
Capital Markets	54,066,568	—	—	54,066,568
Chemicals	24,655,138	—	—	24,655,138
Commercial Services & Supplies	19,843,599	—	—	19,843,599
Containers & Packaging	14,717,668	—	—	14,717,668
Entertainment	22,535,745	—	—	22,535,745
Equity Real Estate Investment Trusts (REITs)	. 21,499,487	—	—	21,499,487
Health Care Equipment & Supplies	58,672,212	—	—	58,672,212
Interactive Media & Services	76,611,324	14,394,159	—	91,005,483
Internet & Direct Marketing Retail	134,237,464	—	—	134,237,464
IT Services	88,403,107	10,795,600	—	99,198,707
Leisure Products	2,092,135	6,338,926	—	8,431,061
Life Sciences Tools & Services	9,346,855	—	—	9,346,855
Pharmaceuticals	14,120,532	—	—	14,120,532
Professional Services	43,494,272	—	—	43,494,272
Road & Rail	13,442,072	—	—	13,442,072
Semiconductors & Semiconductor Equipment	22,939,600	—	—	22,939,600
Software	202,454,490	—	—	202,454,490

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Schedule of Investments (unaudited) (continued) September 30, 2019	Master Large Cap Focus Growth Portfolio

	Level 1	Level 2	Level 3	Total

Preferred Stocks(a)	$—	$—	$11,680,737	$11,680,737
Short-Term Securities	34,442,450	—	—	34,442,450

Subtotal	$932,352,858	$31,528,685	$11,680,737	$975,562,280

Investments Valued at Net Asset Value (“NAV”)(b)				8,760,941

Total Investments				$984,323,221

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks

Assets:
Opening Balance, as of June 30, 2019	$10,564,237
Transfers into Level 3	—
Transfers out of Level 3	(4,498,027)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	718,465
Purchases	4,896,062
Sales	—

Closing Balance, as of September 30, 2019	$11,680,737

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(a)	$718,465

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Master Portfolio’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs

Assets:
Preferred Stocks(a)	$11,680,737	Market	Recent Transactions(b)

(a)

For the period end September 30, 2019, the valuation technique for investments classified as Preferred Stocks amounting to $6,784,675 changed to Transaction Price approach. The investments were previously valued utilizing Current Value approach. The change was due to consideration of the information that was available at the time the investments were valued.

(b)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

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